Subsequent events - Litigation (Details) € in Millions	Feb. 06, 2018 EUR (€)
Digicel, anti-competitive practices action [member] | Commencement of major litigation [member]
Disclosure of non-adjusting events after reporting period [line items]
Litigation, escrow received	€ 346